Loss per share (Details) £ / shares in Units, £ in Thousands, $ in Millions	6 Months Ended
	Jun. 30, 2024 GBP (£) £ / shares shares	Jun. 30, 2023 GBP (£) £ / shares shares	Aug. 14, 2024 USD ($)	Feb. 22, 2024 USD ($) shares
Loss per share
Net loss for the period, basic | £	£ (17,121)	£ (11,770)
Net loss for the period, diluted | £	£ (17,121)	£ (11,770)
Basic loss per share | £ / shares	£ (0.09)	£ (0.06)
Diluted loss per share | £ / shares	£ (0.09)	£ (0.06)
Weighted average issued shares, basic	192,339,300	185,639,462
Weighted average issued shares, diluted	192,339,300	185,639,462
Imagination Aero | Maximum
Loss per share
Investment commitment by related party | $				$ 50
Number of warrants to be issued				50,000,000
Equity investment by related party | Imagination Aero | Maximum
Loss per share
Investment commitment by related party | $			$ 25